Noncontrolling interests	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling interests
Noncontrolling interests
Shares of restricted common stock issued under Ilios's equity compensation plan, but which have not yet vested, have not been included in calculating the percentages in this Note 6.
As of December 31, 2010 Tecogen owned 63.0% of Ilios. During the year ended December 31, 2012 Tecogen purchased 1,500,000 shares of Ilios common stock at $0.50 per share for an aggregate amount of $750,000 which increased Tecogen's ownership interest to 67.4%.
During the year ended December 31, 2013 Ilios sold 1,000,000 shares of common stock to an accredited investor at $0.50 per share for an aggregate amount of $500,000. Also during the year ended December 31, 2013, Tecogen purchased 1,000,000 shares of Ilios common stock at $0.50 per share for an aggregate amount of $500,000. The net result decreased Tecogen’s ownership interest to 65.0%.

Noncontrolling interests
As of January 1, 2012 Tecogen owned 63.0% of Ilios. During the year ended December 31, 2012 Tecogen purchased 1,000,000 shares of Ilios common stock at $0.50 per share for an aggregate amount of $750,000 which increased Tecogen's ownership interest to 67.4%.
During the year ended December 31, 2012 Ilios sold 1,000,000 shares of common stock to an accredited investor at $0.50 per share for an aggregate amount of $500,000. Also during the year ended December 31, 2012, Tecogen purchased 1,000,000 shares of Ilios common stock at $0.50 per share for an aggregate amount of $500,000. The net result decreased Tecogen’s ownership interest to 65.0%. The table below presents the changes in equity resulting from net loss attributable to Tecogen and transfers to or from noncontrolling interests for the years ended December 31, 2013 and 2012.
Net loss attributable to Tecogen Inc. and
Transfers (to) from the Noncontrolling Interest
Years ended December 31,

	2013	2012
Net loss attributable to Tecogen Inc.	$(3,449,489)	$(1,636,957)
Transfers (to) from the noncontrolling interest
Decrease in Tecogen's paid-in capital for purchase of 1,000,000 Ilios common shares	—	(174,958)
Increase in Tecogen's paid-in capital upon the sale of 1,000,000 Ilios common shares	—	289,606

Net transfers to noncontrolling interest	—	114,648
Change from net loss attributable to Tecogen Inc. and transfers to noncontrolling interest	$(3,449,489)	$(1,522,309)